Document and Entity Information	Apr. 15, 2024
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 15, 2024
Entity File Number	001-07933
Entity Registrant Name	Aon plc
Entity Central Index Key	0000315293
Entity Incorporation, State or Country Code	L2
Entity Tax Identification Number	98-1539969
Entity Address, Address Line One	Metropolitan Building
Entity Address, Address Line Two	James Joyce Street
Entity Address, City or Town	Dublin 1
Entity Address, Country	IE
Entity Address, Postal Zip Code	D01 K0Y8
City Area Code	353
Local Phone Number	12666000
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Class A [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Class A Ordinary Shares, $0.01 nominal value
Trading Symbol	AON
Security Exchange Name	NYSE
Guarantees of Aon plc's 3.500% Senior Notes due 2024 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Guarantees of Aon plc's 3.500% Senior Notes due 2024
Trading Symbol	AON24
Security Exchange Name	NYSE
Guarantees of Aon plc's 3.875% Senior Notes due 2025 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Guarantees of Aon plc's 3.875% Senior Notes due 2025
Trading Symbol	AON25
Security Exchange Name	NYSE
Guarantees of Aon plc's 2.875% Senior Notes due 2026 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Guarantees of Aon plc's 2.875% Senior Notes due 2026
Trading Symbol	AON26
Security Exchange Name	NYSE
Guarantees of Aon Corporation and Aon Global Holdings plc's 2.850% Senior Notes due 2027 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Guarantees of Aon Corporation and Aon Global Holdings plc's 2.850% Senior Notes due 2027
Trading Symbol	AON27
Security Exchange Name	NYSE
Guarantees of Aon Corporation and Aon Global Holdings plc's 2.050% Senior Notes due 2031 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Guarantees of Aon Corporation and Aon Global Holdings plc's 2.050% Senior Notes due 2031
Trading Symbol	AON31
Security Exchange Name	NYSE
Guarantees of Aon Corporation and Aon Global Holdings plc's 2.600% Senior Notes due 2031 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Guarantees of Aon Corporation and Aon Global Holdings plc's 2.600% Senior Notes due 2031
Trading Symbol	AON31A
Security Exchange Name	NYSE
Guarantee of Aon Corporation and Aon Global Holdings plc's 5.000% Senior Notes due 2032 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Guarantee of Aon Corporation and Aon Global Holdings plc's 5.000% Senior Notes due 2032
Trading Symbol	AON32
Security Exchange Name	NYSE
Guarantees of Aon Corporation and Aon Global Holdings plc's 5.350% Senior Notes due 2033 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Guarantees of Aon Corporation and Aon Global Holdings plc's 5.350% Senior Notes due 2033
Trading Symbol	AON33
Security Exchange Name	NYSE
Guarantees of Aon plc's 4.250% Senior Notes due 2042 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Guarantees of Aon plc's 4.250% Senior Notes due 2042
Trading Symbol	AON42
Security Exchange Name	NYSE
Guarantees of Aon plc's 4.450% Senior Notes due 2043 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Guarantees of Aon plc's 4.450% Senior Notes due 2043
Trading Symbol	AON43
Security Exchange Name	NYSE
Guarantees of Aon plc's 4.600% Senior Notes due 2044 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Guarantees of Aon plc's 4.600% Senior Notes due 2044
Trading Symbol	AON44
Security Exchange Name	NYSE
Guarantees of Aon plc's 4.750% Senior Notes due 2045 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Guarantees of Aon plc's 4.750% Senior Notes due 2045
Trading Symbol	AON45
Security Exchange Name	NYSE
Guarantees of Aon Corporation and Aon Global Holdings plc's 2.900% Senior Notes due 2051 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Guarantees of Aon Corporation and Aon Global Holdings plc's 2.900% Senior Notes due 2051
Trading Symbol	AON51
Security Exchange Name	NYSE
Guarantees of Aon Corporation and Aon Global Holdings plc's 3.900% Senior Notes due 2052 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Guarantees of Aon Corporation and Aon Global Holdings plc's 3.900% Senior Notes due 2052
Trading Symbol	AON52
Security Exchange Name	NYSE
Guarantees of Aon North America, Inc.'s 5.125% Senior Notes due 2027 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Guarantees of Aon North America, Inc.'s 5.125% Senior Notes due 2027
Trading Symbol	AON27B
Security Exchange Name	NYSE
Guarantees of Aon North America, Inc.'s 5.150% Senior Notes due 2029 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Guarantees of Aon North America, Inc.'s 5.150% Senior Notes due 2029
Trading Symbol	AON29
Security Exchange Name	NYSE
Guarantees of Aon North America, Inc.'s 5.300% Senior Notes due 2031 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Guarantees of Aon North America, Inc.'s 5.300% Senior Notes due 2031
Trading Symbol	AON31B
Security Exchange Name	NYSE
Guarantees of Aon North America, Inc.'s 5.450% Senior Notes due 2034 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Guarantees of Aon North America, Inc.'s 5.450% Senior Notes due 2034
Trading Symbol	AON34
Security Exchange Name	NYSE
Guarantees of Aon North America, Inc.'s 5.750% Senior Notes due 2054 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Guarantees of Aon North America, Inc.'s 5.750% Senior Notes due 2054
Trading Symbol	AON54
Security Exchange Name	NYSE